Cash, Cash Equivalents, Restricted Cash and Borrowings Line of Credit Facilities (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 29, 2018	Jul. 01, 2017	Sep. 29, 2018
Line of Credit Facility [Line Items]
Line of Credit Facility, Amount Outstanding	$ 0		$ 0
Line of Credit Facility, Remaining Borrowing Capacity	12,250		12,250
Line of Credit Facility, Maximum Borrowing Capacity	12,250		12,250
Existing Line of Credit 3
Line of Credit Facility [Line Items]
Line of Credit Facility, Amount Outstanding	0		0
Line of Credit Facility, Remaining Borrowing Capacity	$ 6,000		$ 6,000
Line of Credit Facility, Expiration Date	Mar. 31, 2020		Mar. 31, 2019
Line of Credit Facility, Maximum Borrowing Capacity	$ 6,000		$ 6,000
Existing Line of Credit 2
Line of Credit Facility [Line Items]
Line of Credit Facility, Amount Outstanding	0		0
Line of Credit Facility, Remaining Borrowing Capacity	$ 4,000		4,000
Line of Credit Facility, Expiration Date	Mar. 31, 2023	Mar. 31, 2023
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,000		4,000
Existing Line Of Credit 1
Line of Credit Facility [Line Items]
Line of Credit Facility, Amount Outstanding	0		0
Line of Credit Facility, Remaining Borrowing Capacity	$ 2,250		$ 2,250
Line of Credit Facility, Expiration Date	Mar. 31, 2021		Mar. 31, 2021
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,250		$ 2,250